UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-13362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneeck_______	  Kansas City, MO      	  2/11/2009             _
           [Signature]		      [City, State]		     [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

          -- section omitted --


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $25,340


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                              VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
APPLE COMPUTER INC                 COM             037833100      416    3958SH          SOLE                500        3458
ALLIANCEBERNSTEIN HOLDING LP       UNIT LTD PARTN  01881G106      494   33545SH          SOLE               5500       28045
AMGEN INC                          COM             031162100      250    5045SH          SOLE               1500        3545
TD AMERITRADE HOLDING CORP         COM             87236Y108      380   27550SH          SOLE               9500       18050
BRISTOL MYERS SQUIBB INC           COM             110122108      249   11356SH          SOLE                          11356
BP PLC                             SPONSORED ADR   055622104      496   12360SH          SOLE               3000        9360
BERKSHIRE HATHAWAY CLASS A         CL A            084670108     1474      17SH          SOLE                             17
BLACKROCK ENHANCED CAP & INC FD    COM             09256A109      310   31069SH          SOLE                          31069
COMCAST CABLE CLASS A              CL A            20030n101      284   20857SH          SOLE               9300       11557
CONSOLIDATED COMMUNICATIONS HLDGS  COM             209034107      210   20503SH          SOLE               6000       14503
CISCO SYSTEMS INC                  COM             17275R102      308   18376SH          SOLE               5500       12876
CVS CORP DEL                       COM             126650100      470   17090SH          SOLE               5500       11590
CHEVRONTEXACO CORP                 COM             1667511107     605    9001SH          SOLE                           9001
DIAMONDS TRUST                     UNIT SER 1      252787106      432    5700SH          SOLE                           5700
DEL MONTE FOODS CO                 COM             24522P103      438   60050SH          SOLE              13000       47050
DUKE ENERGY CORP                   COM             26441c105      263   18400SH          SOLE               3000       15400
DYNEX CAP INC PFD SER D 9.50%      PFD D 9.50%     26817Q605      336   36100SH          SOLE               9618       26482
EMC CORP MA                        COM             268648102      406   35591SH          SOLE              10000       25591
FEDEX CORP                         COM             31428X106      344    7725SH          SOLE               2000        5725
GENERAL ELECTRIC INC               COM             369604103      398   39336SH          SOLE               6000       33336
GARMIN LTD                         ORD             G37260109     4763  224549SH         OTHER               2500       222049
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105      215    6925SH          SOLE               1000        5925
HARRIS CORP                        COM             413875105      431   14900SH          SOLE               5000        9900
INTEL CORP                         COM             458140100      445   29588SH          SOLE              10500       19088
JOHNSON & JOHNSON                  COM             478160104      214    4072SH          SOLE               2000        2072
NUVEEN MULTISTRATEGY INC & GROWTH  COM             67073B106      354   97395SH          SOLE                          97395
J P MORGAN CHASE & CO              COM             46625H100       24   25000SH          SOLE               6520       18480
NUVEEN EQUITY PREM OPPORTUNITY FD  COM             6706EM102      276   27200SH          SOLE                          27200
KRAFT FOODS INC                    CL A            50075N104      617   27669SH          SOLE               7992       19677
COCA COLA CO                       COM             191216100      315    7176SH          SOLE                           7176
MATTEL INC                         COM             577081102      134  145000SH          SOLE              10000       135000
MICROSOFT CORP                     COM             594918104      677   36862SH          SOLE              13500       23362
NATIONAL FUEL GAS CO               COM             636180101      202    6600SH          SOLE               2500        4100
NISOURCE INC                       COM             65473P105      275   28079SH          SOLE              10000       18079
NUVEEN INSD QUALITY MUNICIPAL FUND COM             67062N103      245   20290SH          SOLE                          20290
NETAPP, INC                        COM             64110D104      258   17372SH          SOLE               5500       11872
PFIZER INC.                        COM             717081103      316   23174SH          SOLE               4000       19174
COLLECTIVE BRANDS INC              COM             19421W100      267   27400SH          SOLE              11000       16400
S&P DEPOSITORY RECEIPTS            UNIT SER 1      78462F103     1705   21440SH          SOLE               3110       18330
PROSHARES ULTRA S&P 500            PSHS ULT S&P 50074347R107      207   10482SH          SOLE                          10482
CONSTELLATION BRANDS INC           CL A            21036P108      256   21550SH          SOLE               7000       14550
SOUTHERN UNION CO                  COM             844030106      432   28370SH          SOLE               7000       21370
ISHARES BARCLAY TIPS               BARCLYS TIPS BD 464287176      308    3000SH          SOLE                           3000
TIME WARNER INC                    COM             887317105      387   20031SH          SOLE               6666       13365
TORTOISE ENERGY INFRASTRUCTURE CORPCOM             89147L100      535   25700SH          SOLE               3300       22400
UNILEVER NV                        N Y SHS NEW     904784709      532   27130SH          SOLE               8000       19130
UNITED TECHNOLOGIES INC            COM             913017109      226    5264SH          SOLE                           5264
VAN KAMPEN TRST INVESTMENT GD MUNI COM             920929106      218   20000SH          SOLE                          20000
VERIZON COMMUNICATIONS             COM             92343V104      256    8464SH          SOLE                           8464
WALGREEN COMPANY                   COM             931422109      326   12550SH          SOLE               5000        7550
WAL-MART STORES INC                COM             931142103      651   12500SH          SOLE               5000        7500
WESTERN UNION COMPANY              COM             959802109      238   18900SH          SOLE               5000       13900
ENERGY SELECT SECTOR SPDR          SBI INT-ENERGY  81369Y506      255    6000SH          SOLE               2500        3500
EXXON MOBIL CORP                   COM             30231G102      218    3204SH          SOLE                           3204